VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
U.S. GOVERNMENT SECURITIES—4.2%
U.S. Treasury Bond 3.000%, 8/15/48	$7,745	$9,514
U.S. Treasury Note
2.250%, 3/31/21	125	126
2.000%, 2/15/25	135	139
2.625%, 2/15/29	950	1,044
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $9,062)		10,823

MUNICIPAL BONDS—1.5%

California—0.8%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,000	1,724
University of California, Series B-A, Taxable 4.428%, 5/15/48	290	326

		2,050

Idaho—0.2%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	355	452

New York—0.3%
New York City Transitional Finance Authority Future Tax Secured Revenue 4.000%, 5/1/42	695	806

Virginia—0.2%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	565	600
TOTAL MUNICIPAL BONDS (Identified Cost $3,566)		3,908

FOREIGN GOVERNMENT SECURITIES—0.7%
Dominican Republic 144A 5.950%, 1/25/27(1)	230	252

	Par Value	Value
FOREIGN GOVERNMENT SECURITIES—continued
Kingdom of Jordan 144A 5.750%, 1/31/27(1)	$260	$264
Kingdom of Saudi Arabia 144A 4.375%, 4/16/29(1)	310	357
Republic of Turkey
7.375%, 2/5/25	170	176
6.000%, 3/25/27	245	233
Sultanate of Oman
144A 5.375%, 3/8/27(1)	285	279
144A 5.625%, 1/17/28(1)	200	197
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,697)		1,758

MORTGAGE-BACKED SECURITIES—13.9%

Agency—0.5%
Federal National Mortgage Association Pool #MA3638 4.000%, 4/1/49	1,258	1,305

Non-Agency—13.4%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(2)	545	546
2018-C, A 144A 4.360%, 9/25/65(1)(2)	388	395
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(1)	610	666
Angel Oak Mortgage Trust 2019-3, A1 144A 2.930%, 5/25/59(1)(2)	395	397
Angel Oak Mortgage Trust I LLC
2018-2, A1 144A 3.674%, 7/27/48(1)(2)	405	409
2018-3, A1 144A 3.649%, 9/25/48(1)(2)	454	459

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
2019-1, A1 144A 3.920%, 11/25/48(1)(2)	$396	$403
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(2)	331	338
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	229	234
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	232	235
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(1)	1,085	1,150
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	395	417
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(2)	175	183
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(1)(2)	226	229
BX Trust 2018-MCSF, A (1 month LIBOR + 0.577%) 144A 2.772%, 4/15/35(1)(2)	315	314
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(1)	470	494
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(1)(2)	274	277
Citigroup Commercial Mortgage Trust 2013-375P, B 144A 3.635%, 5/10/35(1)(2)	370	385

	Par Value	Value
Non-Agency—continued
2019-SST2, A (1 month LIBOR + 0.920%) 144A 3.115%, 12/15/36(1)(2)	$385	$384
Citigroup Mortgage Loan Trust
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(2)(3)	275	275
2019-RP1, A1 144A 3.500%, 1/25/66(1)(2)	258	266
COLT Mortgage Loan Trust Funding LLC
2019-1, A1 144A 3.705%, 3/25/49(1)(2)	340	345
2019-3, A1 144A 2.764%, 8/25/49(1)(2)	580	583
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(1)	310	328
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 4.514%, 1/25/34(2)	128	131
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 3.175%, 5/15/36(1)(2)	340	340
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(1)(2)	78	78
Ellington Financial Mortgage Trust
2017-1, A1 144A 2.687%, 10/25/47(1)(2)	236	235
2018-1, A1FX 144A 4.140%, 10/25/58(1)(2)	154	156
2019-1, A1 144A 2.934%, 6/25/59(1)(2)	309	311

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(2)	$162	$165
2018-2, A41 144A 4.500%, 10/25/58(1)(2)	307	314
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(2)	265	269
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	965	967
Homeward Opportunities Fund I Trust 2019-1, A1 144A 3.454%, 1/25/59(1)(2)	417	422
JPMorgan Chase (Bear Stearns) Alternate Loan Trust 2004-5, 3A1 4.614%, 6/25/34(2)	343	352
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31, AS 4.106%, 8/15/48	340	371
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.982%, 10/25/29(1)(2)	137	136
2016-SH2, M2 144A 3.750%, 12/25/45(1)(2)	539	565
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	189	189
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 2.995%, 5/15/36(1)(2)	340	340
Lending Home Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	380	385
MetLife Securitization Trust 2017-1A, M1 144A 3.723%, 4/25/55(1)(2)	135	142

	Par Value	Value
Non-Agency—continued
2019-1A, A1A 144A 3.750%, 4/25/58(1)(2)	$386	$402
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(1)(2)	770	793
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 2.895%, 1/25/48(1)(2)	99	99
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	57	59
2016-4A, B1A 144A 4.500%, 11/25/56(1)(2)	645	697
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	228	239
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	462	481
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(2)	518	522
2019-INV1, A3 144A 4.500%, 11/25/48(1)(2)	317	328
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(1)	345	360
Preston Ridge Partners Mortgage LLC
2019-1A, A1 144A 4.500%, 1/25/24(1)(2)	462	467
2019-2A, A1 144A 3.967%, 4/25/24(1)(2)	391	394
Pretium Mortgage Credit Partners I LLC 2019-NPL1, A1 144A 4.213%, 7/25/60(1)(2)	252	255
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(1)	635	643
2018-SFR1, B 144A 3.484%, 3/17/35(1)	300	304
2018-SFR2, B 144A 3.841%, 8/17/35(1)	185	190
2019-SFR3, B 144A 2.571%, 9/17/36(1)	280	281

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(1)(2)	$107	$108
Residential Mortgage Loan Trust
2019-1, A1 144A 3.936%, 10/25/58(1)(2)	146	148
2019-2, A1 144A 2.913%, 5/25/59(1)(2)	395	397
Sequoia Mortgage Trust 2013-8, B1 3.530%, 6/25/43(2)	332	341
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(1)	368	389
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(1)(2)	229	233
Structured Adjustable Rate Mortgage Loan Trust 2004-4, 3A2 4.707%, 4/25/34(2)	114	118
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 3.045%, 4/25/48(1)(2)	195	195
2015-1, A2 144A 3.250%, 10/25/53(1)(2)	610	613
2015-6, M1 144A 3.750%, 4/25/55(1)(2)	185	198
2016-2, A1 144A 3.000%, 8/25/55(1)(2)	263	266
2017-1, M1 144A 3.750%, 10/25/56(1)(2)	200	210
2017-6, A2 144A 3.000%, 10/25/57(1)(2)	330	338
2018-6, A2 144A 3.750%, 3/25/58(1)(2)	480	511
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	584	613
2018-4, A1 144A 3.000%, 6/25/58(1)(2)	593	605
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(2)	148	149

	Par Value	Value
Non-Agency—continued
2015-2, 1M1 144A 3.250%, 11/25/60(1)(2)	$350	$359
Tricon American Homes Trust
2016-SFR1, C 144A 3.487%, 11/17/33(1)	975	987
2017-SFR1, A 144A 2.716%, 9/17/34(1)	369	372
VCAT LLC 2019-NPL1, A1 144A 4.360%, 2/25/49(1)(2)	279	282
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(1)(2)	256	257
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(1)(2)	314	315
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(1)(2)	138	139
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(1)(2)	328	330
Verus Securitization Trust
2017-2A, A1 144A 2.485%, 7/25/47(1)(2)	175	174
2018-1, A1 144A 2.929%, 2/25/48(1)(2)	139	139
2018-2, A1 144A 3.677%, 6/1/58(1)(2)	456	460
2018-3, A1 144A 4.108%, 10/25/58(1)(2)	521	527
2019-1, A1 144A 3.836%, 2/25/59(1)(2)	399	405
2019-INV1, A1 144A 3.402%, 12/25/59(1)(2)	236	238
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	340	365
2015-LC20, A5 3.184%, 4/15/50	340	359

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
2015-LC20, B 3.719%, 4/15/50	$675	$713

		33,947
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $34,589)		35,252

ASSET-BACKED SECURITIES—5.8%

Auto Floor Plan—0.1%
NextGear Floorplan Master Owner Trust 2018-1A, A2 144A 3.220%, 2/15/23(1)	355	360

Automobiles—4.0%
ACC Trust
2018-1, A 144A 3.700%, 12/21/20(1)	64	64
2018-1, B 144A 4.820%, 5/20/21(1)	335	337
2019-1, A 144A 3.750%, 5/20/22(1)	283	285
American Credit Acceptance Receivables Trust
2017-2, C 144A 2.860%, 6/12/23(1)	189	189
2018-3, C 144A 3.750%, 10/15/24(1)	430	435
2018-4, C 144A 3.970%, 1/13/25(1)	400	407
2019-2, C 144A 3.170%, 6/12/25(1)	340	344

	Par Value	Value
Automobiles—continued
Carvana Auto Receivables Trust 2019-1A, D 144A 3.880%, 10/15/24(1)	$385	$399
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	204	204
CPS Auto Receivables Trust 2017-D, B 144A 2.430%, 1/18/22(1)	335	335
DT Auto Owner Trust
2018-3A, C 144A 3.790%, 7/15/24(1)	285	292
2019-2A, B 144A 2.990%, 4/17/23(1)	340	344
Exeter Automobile Receivables Trust
2015-2A, C 144A 3.900%, 3/15/21(1)	131	131
2016-3A, B 144A 2.840%, 8/16/21(1)	208	208
2019-2A, C 144A 3.300%, 3/15/24(1)	345	352
First Investors Auto Owner Trust 2017-2A, B 144A 2.650%, 11/15/22(1)	415	416
Flagship Credit Auto Trust
2016-2, B 144A 3.840%, 9/15/22(1)	285	286
2017-3, C 144A 2.910%, 9/15/23(1)	505	509
2019-1, C 144A 3.600%, 2/18/25(1)	235	243

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Automobiles—continued
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(1)	$400	$403
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(1)	525	526
2018-3A, C 144A 4.180%, 7/15/24(1)	515	534
Hertz Vehicle Financing II LP 2019-1A, A 144A 3.710%, 3/25/23(1)	310	320
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(1)	415	416
Prestige Auto Receivables Trust
2017-1A, C 144A 2.810%, 1/17/23(1)	505	508
2019-1A, D 144A 3.010%, 8/15/25(1)	345	351
Santander Drive Auto Receivables Trust 2016-1, C 3.090%, 4/15/22	79	79
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	318	324
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(1)	340	344
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(1)	505	505

		10,090

	Par Value	Value
Consumer Loans—0.2%
SoFi Consumer Loan Program Trust 2019-3, A144A 2.900%, 5/25/28(1)	$363	$366

Other—1.5%
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)	392	398
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	417	426
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(1)	310	310
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(1)	160	162
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(1)	37	37
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(1)	334	342
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	380	388
Primose Funding LLC 2019-1A, A2 144A 4.475%, 7/30/49(1)	345	348
Prosper Marketplace Issuance Trust 2018-1A, A 144A 3.110%, 6/17/24(1)	6	6
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(1)	350	350
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(1)	85	86
2017-1, A 144A 3.280%, 1/26/26(1)	113	114

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Other—continued
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(1)	$154	$152
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	337	357
Upgrade Master Pass-Through-Trust 2019-ST1, A 144A 4.000%, 7/15/25(1)(3)	393	393

		3,869
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $14,511)		14,685

CORPORATE BONDS AND NOTES—24.3%

Communication Services—1.2%
AT&T, Inc.
4.100%, 2/15/28	325	355
(3 month LIBOR + 1.180%) 3.616%, 6/12/24(2)	135	137
Comcast Corp. 4.150%, 10/15/28	91	103
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	155	163
144A 6.625%, 8/15/27(1)	85	89
Discovery Communications LLC 3.950%, 3/20/28	475	499
DISH DBS Corp. 5.875%, 7/15/22	185	191
Frontier Communications Corp. 144A 8.500%, 4/1/26(1)	125	122
iHeartCommunications, Inc. 144A 5.250%, 8/15/27(1)	30	32
Meredith Corp. 6.875%, 2/1/26	185	195

	Par Value	Value
Communication Services—continued
Sirius XM Radio, Inc.
144A 4.625%, 7/15/24(1)	$45	$47
144A 5.500%, 7/1/29(1)	90	98
Sprint Spectrum Co., LLC
144A 3.360%, 9/20/21(1)	112	113
144A 4.738%, 3/20/25(1)	465	493
Verizon Communications, Inc. 4.125%, 3/16/27(4)	330	368

		3,005

Consumer Discretionary—1.8%
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	290	310
Dollar Tree, Inc. 4.000%, 5/15/25	440	465
Eldorado Resorts, Inc. 6.000%, 9/15/26	90	98
Frontdoor, Inc. 144A 6.750%, 8/15/26(1)	175	190
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	135	140
GLP Capital LP 5.750%, 6/1/28	395	449
Hilton Domestic Operating Co., Inc. 144A 4.875%, 1/15/30(1)	75	80
IAA, Inc. 144A 5.500%, 6/15/27(1)	30	32
Lear Corp. 3.800%, 9/15/27	505	509
MGM Growth Properties Operating Partnership LP 144A 5.750%, 2/1/27(1)	140	155
Panther BF Aggregator 2 LP 144A 6.250%, 5/15/26(1)	15	16

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Consumer Discretionary—continued
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(1)	$40	$41
144A 5.750%, 4/15/26(1)	20	21
PulteGroup, Inc. 6.375%, 5/15/33	280	304
QVC, Inc. 4.375%, 3/15/23	665	695
Scientific Games International, Inc. 144A 8.250%, 3/15/26(1)	125	132
Service Corp. International 5.125%, 6/1/29	60	64
Tenneco, Inc. 5.000%, 7/15/26	165	128
TRI Pointe Group, Inc. 5.875%, 6/15/24	210	226
Under Armour, Inc. 3.250%, 6/15/26	190	186
Wyndham Worldwide Corp. 5.750%, 4/1/27	280	299

		4,540

Consumer Staples—0.9%
Anheuser-Busch Inbev Worldwide, Inc. 4.000%, 4/13/28	405	449
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	555	617
Conagra Brands, Inc. 4.300%, 5/1/24	470	505
Flowers Foods, Inc. 4.375%, 4/1/22(4)	330	346
JBS USA LUX S.A. 144A 5.500%, 1/15/30(1)	55	58
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	420	413

		2,388

	Par Value	Value
Energy—2.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	$195	$199
Andeavor Logistics LP 4.250%, 12/1/27	215	228
Cheniere Energy Partners LP 5.625%, 10/1/26	140	148
CrownRock LP 144A 5.625%, 10/15/25(1)	210	208
Energy Transfer Operating LP 4.200%, 4/15/27	430	457
Helmerich & Payne, Inc. 4.650%, 3/15/25	290	315
HollyFrontier Corp. 5.875%, 4/1/26(4)	480	534
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	615	861
MPLX LP 4.000%, 3/15/28	330	346
NuStar Logistics LP 5.625%, 4/28/27	320	333
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	475	627
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	355	384
4.200%, 3/15/28	205	218
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(5)	445	536
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	98	99
USA Compression Partners LP 6.875%, 4/1/26	290	297

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Energy—continued
Valero Energy Partners LP 4.500%, 3/15/28	$330	$364

		6,154

Financials—8.1%
AerCap Ireland Capital DAC 3.950%, 2/1/22	495	513
Allstate Corp. (The) Series B 5.750%, 8/15/53(4)(6)	485	517
Apollo Management Holdings LP 144A 4.000%, 5/30/24(1)(4)	475	505
Ares Capital Corp. 4.250%, 3/1/25(4)	325	337
Ares Finance Co., LLC 144A 4.000%, 10/8/24(1)	675	677
Athene Holding Ltd. 4.125%, 1/12/28	395	404
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	480	501
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(1)	325	311
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(1)	740	770
Bank of America Corp.
3.004%, 12/20/23	339	348
4.200%, 8/26/24	458	494
Bank of Montreal 3.803%, 12/15/32	621	651
Brighthouse Financial, Inc. 3.700%, 6/22/27	400	395
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	495	520
Brookfield Finance, Inc. 4.000%, 4/1/24	598	638
Capital One Financial Corp.
4.200%, 10/29/25(4)	450	481
3.750%, 7/28/26(4)	545	569

	Par Value	Value
Financials—continued
Citigroup, Inc. 5.500%, 9/13/25	$1,300	$1,490
Discover Bank 4.682%, 8/9/28	375	393
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	430	469
FS KKR Capital Corp. 4.250%, 1/15/20	410	411
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22(4)	325	352
Guanay Finance Ltd. 144A 6.000%, 12/15/20(1)	270	274
ICAHN Enterprises LP 144A 6.250%, 5/15/26(1)	350	365
iStar, Inc. 5.250%, 9/15/22	140	144
Jefferies Financial Group, Inc. 5.500%, 10/18/23	240	261
Jefferies Group LLC
6.875%, 4/15/21	59	63
5.125%, 1/20/23	95	102
4.850%, 1/15/27	250	267
JPMorgan Chase & Co. 3.300%, 4/1/26	645	680
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(1)	535	733
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(1)	135	144
144A 4.569%, 2/1/29(1)	475	541
Morgan Stanley 6.375%, 7/24/42	410	608
Navient Corp. 6.750%, 6/25/25	295	317
Prudential Financial, Inc.
5.875%, 9/15/42	165	177
5.625%, 6/15/43(6)	400	429
Santander Holdings USA, Inc.
3.700%, 3/28/22	343	352
3.500%, 6/7/24	275	284

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Financials—continued
4.400%, 7/13/27	$185	$199
Societe Generale S.A. 144A 4.750%, 11/24/25(1)	500	538
Springleaf Finance Corp. 6.875%, 3/15/25	180	204
Synchrony Financial 3.950%, 12/1/27	360	373
Synovus Financial Corp. 5.900%, 2/7/29	173	182
Trinity Acquisition plc 4.400%, 3/15/26	200	219
UBS AG 7.625%, 8/17/22	630	710
Wells Fargo & Co.
3.550%, 9/29/25	285	303
Series S 5.900%(7)	310	331

		20,546

Health Care—1.7%
AbbVie, Inc.
3.600%, 5/14/25	285	297
3.200%, 5/14/26	265	271
Bausch Health Cos., Inc.
144A 7.000%, 3/15/24(1)	40	42
144A 5.750%, 8/15/27(1)	15	16
Becton Dickinson & Co.
3.363%, 6/6/24	159	166
3.700%, 6/6/27	242	259
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(1)	45	47
CVS Health Corp.
2.875%, 6/1/26	700	704
4.300%, 3/25/28	311	340
HCA, Inc.
5.125%, 6/15/39	140	155
5.250%, 6/15/49	210	235

	Par Value	Value
Health Care—continued
IQVIA, Inc. 144A 5.000%, 5/15/27(1)	$55	$58
Mylan NV 3.950%, 6/15/26	480	500
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	125	117
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	320	329
Tenet Healthcare Corp. 144A 5.125%, 11/1/27(1)	95	98
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	665	700

		4,334

Industrials—1.6%
American Airlines Pass-Through Trust 2019-1, A 3.500%, 2/15/32	345	355
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	425	436
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	345	358
CNH Industrial N.V. 4.500%, 8/15/23	429	458
DP World plc 144A 6.850%, 7/2/37(1)	220	297
Navistar International Corp. 144A 6.625%, 11/1/25(1)	125	127
Oshkosh Corp. 4.600%, 5/15/28	459	498
Owens Corning 3.400%, 8/15/26	495	496
Pentair Finance S.a.r.l 4.500%, 7/1/29	485	511

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Industrials—continued
TransDigm, Inc. 6.375%, 6/15/26	$130	$136
United Airlines Pass-Through Trust 2007-1, A 6.636%, 7/2/22	318	336

		4,008

Information Technology—1.1%
Broadcom Corp.
3.000%, 1/15/22	185	186
3.625%, 1/15/24	200	204
Citrix Systems, Inc. 4.500%, 12/1/27	360	388
Dell International LLC
144A 6.020%, 6/15/26(1)	100	113
144A 8.100%, 7/15/36(1)	230	292
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	465	516
Micron Technology, Inc. 4.185%, 2/15/27	345	356
Motorola Solutions, Inc.
4.600%, 2/23/28	262	284
4.600%, 5/23/29	135	148
NCR Corp. 144A 6.125%, 9/1/29(1)	205	218
VMware, Inc. 3.900%, 8/21/27	233	238

		2,943

Materials—1.9%
Anglo American Capital plc 144A 4.000%, 9/11/27(1)	300	310
ArcelorMittal 6.125%, 6/1/25	250	281
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(1)(6)	410	480
CRH America Finance, Inc. 144A 3.400%, 5/9/27(1)	425	442

	Par Value	Value
Materials—continued
Glencore Funding LLC 144A 4.000%, 3/27/27(1)	$495	$512
Greif, Inc. 144A 6.500%, 3/1/27(1)	165	173
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(1)	935	982
Olin Corp. 5.625%, 8/1/29	335	348
SABIC Capital II BV 144A 4.500%, 10/10/28(1)	360	407
Syngenta Finance N.V. 144A 4.441%, 4/24/23(1)	430	451
Vulcan Materials Co. 3.900%, 4/1/27	425	449

		4,835

Real Estate—2.0%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	300	325
Corporate Office Properties LP 3.600%, 5/15/23	660	675
EPR Properties 4.750%, 12/15/26	620	673
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	435	458
Hospitality Properties Trust 4.950%, 2/15/27	510	529
Kilroy Realty LP 4.375%, 10/1/25	475	516
Life Storage LP 3.875%, 12/15/27	165	177
LifeStorage LP 3.500%, 7/1/26	455	471
MPT Operating Partnership LP
5.000%, 10/15/27	170	182
4.625%, 8/1/29	70	73

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Real Estate—continued
Office Properties Income Trust 4.500%, 2/1/25	$470	$486
Physicians Realty LP 3.950%, 1/15/28	435	460

		5,025

Utilities—1.6%
CenterPoint Energy, Inc. 4.250%, 11/1/28	410	456
DPL, Inc. 144A 4.350%, 4/15/29(1)	414	413
Exelon Corp. 3.497%, 6/1/22	605	623
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(1)	520	566
Pennsylvania Electric Co. 144A 3.600%, 6/1/29(1)	375	402
PSEG Power LLC 3.850%, 6/1/23	373	394
Southern Power Co. 4.150%, 12/1/25	480	524
Talen Energy Supply LLC 144A 6.625%, 1/15/28(1)	160	155
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	215	224
Vistra Operations Co., LLC 144A 4.300%, 7/15/29(1)	350	357

		4,114
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $58,701)		61,892
LEVERAGED LOANS(2) —2.8%

Aerospace—0.1%
Atlantic Aviation FBO, Inc.
(1 Month LIBOR + 3.75%) 5.870%, 12/6/25	45	45

	Par Value	Value
Aerospace—continued
TransDigm, Inc. 2018, Tranche E (3 Month LIBOR + 2.50%) 4.830%, 5/30/25	$123	$122

		167

Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-3 (3 Month LIBOR + 4.00%) 6.256%, 5/15/23	280	265

Energy—0.1%
Citgo Petroleum Corp. 2019, Tranche B (3 Month LIBOR + 5.00%) 7.319%, 3/28/24	165	165

Financial—0.1%
Financial & Risk US Holdings, Inc. (1 Month LIBOR + 3.75%) 5.862%, 10/1/25	274	275

Food / Tobacco—0.1%
CHG PPC Parent LLC First Lien (1 Month LIBOR + 2.75%) 4.862%, 3/31/25	138	137
H-Food Holdings, LLC (1 Month LIBOR + 3.688%) 5.800%, 5/23/25	35	34
2018, Tranche B-2 (1 Month LIBOR + 4.00%) 6.112%, 5/23/25	174	169

		340

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche U (1 Month LIBOR + 2.50%) 4.701%, 7/1/26	140	140

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Gaming / Leisure—0.3%
Seminole Tribe of Florida (1 Month LIBOR + 1.75%) 3.862%, 7/8/24	$265	$266
Station Casinos LLC Tranche B (1 Month LIBOR + 2.50%) 4.620%, 6/8/23	238	238
Wyndham Hotels & Resorts, Inc. Tranche B (1 Month LIBOR + 1.75%) 3.862%, 5/30/25	224	224

		728

Healthcare—0.4%
Bausch Health Cos., Inc. (1 Month LIBOR + 2.75%) 4.951%, 11/27/25	69	69
(1 Month LIBOR + 3.00%) 5.201%, 6/2/25	40	40
CHG Healthcare Services, Inc. (1 Month LIBOR + 3.00%) 5.112%, 6/7/23	293	290
Iqvia, Inc. Tranche B-3 (1 Month LIBOR + 1.75%) 4.008%, 6/11/25	272	272
LifePoint Health, Inc. Tranche B, First Lien (1 Month LIBOR + 4.50%) 6.645%, 11/16/25	284	283
NVA Holdings, Inc. Tranche B-4 (1 Month LIBOR + 3.50%) 5.612%, 2/2/25	20	20

		974

	Par Value	Value
Housing—0.4%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 Month LIBOR + 2.00%) 4.112%, 10/31/23	$346	$342
Capital Automotive LP 2017, Tranche B-2 (1 Month LIBOR + 2.50%) 4.620%, 3/25/24	269	269
CPG International LLC (3 Month LIBOR + 3.75%) 5.933%, 5/5/24	254	251
Summit Materials, LLC Tranche B (1 Month LIBOR + 2.00%) 4.112%, 11/21/24	278	277

		1,139

Information Technology—0.1%
Boxer Parent Co., Inc. (3 Month LIBOR + 4.25%) 6.580%, 10/2/25	283	267

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 0.000%, 6/19/26(8)	220	220

Media / Telecom - Cable/Wireless Video—0.0%
CSC Holdings LLC 2018 (1 Month LIBOR + 2.25%) 4.445%, 1/15/26	114	114

Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 Month LIBOR + 2.75%) 4.862%, 1/31/25	288	284

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Media / Telecom - Wireless Communications—0.2%
Commscope, Inc. (1 Month LIBOR + 3.25%) 5.362%, 4/6/26	$240	$239
SBA Senior Finance II LLC (1 Month LIBOR + 2.00%) 4.120%, 4/11/25	153	152

		391

Service—0.3%
Dun & Bradstreet Corp. (The) (1 Month LIBOR + 5.00%) 7.145%, 2/6/26	255	255
Sedgwick Claims Management Services, Inc. (1 Month LIBOR + 3.25%) 5.362%, 12/31/25	289	280
TKC Holdings, Inc. First Lien (1 Month LIBOR + 3.75%) 5.870%, 2/1/23	189	184

		719

Transportation - Automotive—0.1%
Navistar, Inc. Tranche B (1 Month LIBOR + 3.50%) 5.700%, 11/6/24	217	216
Panther BF Aggregator 2 LP First Lien (1 Month LIBOR + 3.50%) 5.612%, 4/30/26	155	152

		368

Utility—0.2%
Brookfield WEC Holdings, Inc. First Lien (1 Month LIBOR + 3.50%) 5.612%, 8/1/25	329	329

	Par Value		Value
Utility—continued
Calpine Corp. 2019 (3 Month LIBOR + 2.75%) 5.080%, 4/5/26	$275		$275

			604
TOTAL LEVERAGED LOANS
(Identified Cost $7,215)			7,160

	Shares
PREFERRED STOCKS—0.8%

Financials—0.8%
Bank of New York Mellon Corp. (The) Series E, 4.950%	255	(9)	260
JPMorgan Chase & Co. Series Z, 5.300%	550	(9)	558
KeyCorp Series D, 5.000%(10)	270	(9)	276
M&T Bank Corp. Series F, 5.125%(10)	229	(9)	240
MetLife, Inc. Series D, 5.875%	156	(9)	167
PNC Financial Services Group, Inc. (The) Series S, 5.000%(4)	485	(9)	498

			1,999
TOTAL PREFERRED STOCKS
(Identified Cost $1,965)			1,999

COMMON STOCKS—82.1%

Communication Services—11.6%
AT&T, Inc.	248,803		8,773
BCE, Inc.	237,630		11,245
Spark New Zealand Ltd.	3,394,644		9,454

			29,472

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Shares	Value
Consumer Discretionary—2.5%
Compass Group plc Sponsored ADR	41,448	$1,049
Las Vegas Sands Corp.	94,900	5,264

		6,313

Consumer Staples—6.3%
Coca-Cola Co. (The)	135,660	7,467
Kimberly-Clark Corp.	22,050	3,112
Tate & Lyle plc	613,953	5,374

		15,953

Energy—8.7%
ONEOK, Inc.	132,970	9,478
Royal Dutch Shell plc Sponsored Class B ADR	131,860	7,353
TOTAL S.A. Sponsored ADR	63,850	3,187
Z Energy Ltd.	535,000	2,137

		22,155

Financials—15.7%
Bank of Hawaii Corp.	30,420	2,515
Royal Bank of Canada	110,519	8,262
Sabre Insurance Group plc	1,641,620	5,194
SCOR SE Sponsored ADR	416,228	1,633
St James’s Place plc	157,000	1,753
Tokio Marine Holdings, Inc.	72,370	3,728
Tryg A/S	173,457	5,185
Zurich Insurance Group AG	8,190	2,914
Zurich Insurance Group AG ADR	245,570	8,730

		39,914

Health Care—5.7%
AstraZeneca plc Sponsored ADR	48,088	2,166
GlaxoSmithKline plc	94,260	1,963

	Shares	Value
Health Care—continued
GlaxoSmithKline plc Sponsored ADR	146,160	$6,077
Merck & Co., Inc.	27,590	2,386
Sonic Healthcare Ltd.	95,000	1,884

		14,476

Industrials—5.4%
Port of Tauranga Ltd.	260,800	1,051
Waste Management, Inc.	22,260	2,657
Watsco, Inc.	60,989	9,975

		13,683

Information Technology—5.3%
Analog Devices, Inc.	27,350	3,004
Cisco Systems, Inc.	41,930	1,963
Paychex, Inc.	37,810	3,089
Tieto Oyj	221,552	5,449

		13,505

Materials—2.4%
DS Smith plc	494,000	2,044
Kemira Oyj	150,000	2,110
Sonoco Products Co.	33,717	1,928

		6,082

Real Estate—10.4%
Crown Castle International Corp.	62,830	9,121
Lamar Advertising Co. Class A	134,961	10,345
Realty Income Corp.	96,375	7,113

		26,579

Utilities—8.1%
Fortis, Inc.	201,640	8,322
NextEra Energy, Inc.	22,000	4,820

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Shares	Value
Utilities—continued
WEC Energy Group, Inc.	78,220	$7,491

		20,633
TOTAL COMMON STOCKS
(Identified Cost $191,744)		208,765
TOTAL LONG-TERM INVESTMENTS—136.1%
(Identified Cost $323,050)		346,242	(11)
SHORT-TERM INVESTMENTS—0.5%

PURCHASED OPTIONS—0.0%
(See open purchased options schedule)
Total Purchased Options
(Premiums paid $149)		58
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.995%)(12)	1,195,286	1,195	(11)
Total Money Market Mutual Fund
(Identified Cost $1,195)		1,195
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,344)		1,253
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—136.6%
(Identified Cost $324,394)		$347,495
WRITTEN OPTIONS—(0.0)%
(See open written options schedule)
Total Written Options
(Premiums received $306)		(119)

Value
TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—136.6%
(Identified Cost $324,088)	$347,376
Other assets and liabilities, net—(36.6)%	(93,024)

NET ASSETS—100.0%	$254,352

Abbreviations:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, these securities amounted to a value of $64,376 or 25.3% of net assets.

(2)

Variable rate security. Rate disclosed is as of August 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	All or a portion of the security is segregated as collateral for written options.

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	This loan will settle after August 31, 2019, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Interest may be forfeited.
(11)	All or a portion of the portfolio segregated as collateral for borrowings.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	64%
United Kingdom	10
Canada	9
New Zealand	4
Switzerland	4
Finland	2
France	2
Other	5
Total	100%
† % of total investments net of written options as of August 31, 2019.

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

Open Purchased Options Contracts as of August 31, 2019 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	82	$25,625	$3,125	9/3/19	$—(2)
S&P 500® Index	96	29,856	3,110	9/4/19	—
S&P 500® Index	97	29,924	3,085	9/6/19	—
S&P 500® Index	96	29,664	3,090	9/9/19	1
S&P 500® Index	89	27,679	3,110	9/11/19	—(2)
S&P 500® Index	97	30,264	3,120	9/13/19	1

					2

Put Options
S&P 500® Index	82	22,140	2,700	9/3/19	1
S&P 500® Index	96	26,112	2,720	9/4/19	5
S&P 500® Index	97	25,220	2,600	9/6/19	4
S&P 500® Index	96	25,200	2,625	9/9/19	8
S&P 500® Index	89	23,452	2,635	9/11/19	12
S&P 500® Index	97	25,899	2,670	9/13/19	26

					56
Total Purchased Options					$58

Open Written Options Contracts as of August 31, 2019 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	82	$25,051	$3,055	9/3/19	$—
S&P 500® Index	96	29,280	3,050	9/4/19	(1)
S&P 500® Index	97	29,342	3,025	9/6/19	(2)
S&P 500® Index	96	29,088	3,030	9/9/19	(4)
S&P 500® Index	89	27,101	3,045	9/11/19	(5)
S&P 500® Index	97	29,682	3,060	9/13/19	(5)

					(17)

Put Options
S&P 500® Index	82	22,714	2,770	9/3/19	(3)
S&P 500® Index	96	26,688	2,780	9/4/19	(12)
S&P 500® Index	97	25,802	2,660	9/6/19	(5)
S&P 500® Index	96	25,776	2,685	9/9/19	(12)
S&P 500® Index	89	24,030	2,700	9/11/19	(22)
S&P 500® Index	97	26,481	2,730	9/13/19	(48)

					(102)
Total Written Options					$(119)

Footnote Legend:

(1) Strike price not reported in thousands.

(2) Amount is less than $500.

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of August 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Financial Statements):

	Total Value at August 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$14,685	$—	$14,292	$393
Corporate Bonds and Notes	61,892	—	61,892	—
Foreign Government Securities	1,758	—	1,758	—
Leveraged Loans	7,160	—	7,160	—
Mortgage-Backed Securities	35,252	—	34,977	275
Municipal Bonds	3,908	—	3,908	—
U.S. Government Securities	10,823	—	10,823	—
Equity Securities:
Common Stocks	208,765	208,765	—	—
Preferred Stocks	1,999	—	1,999	—
Money Market Mutual Fund	1,195	1,195	—	—
Purchased Options	58	46	12	—

Total Investments, before Written Options	347,495	210,006	136,821	668

Liabilities:
Written Options	(119)	(115)	(4)	—

Total Investments, Net of Written Options	$347,376	$209,891	$136,817	$668

There were no transfers into or out of Level 3 related to securities held at August 31, 2019.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended August 31, 2019.

See Notes to Schedule of Investments.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2019

Note 1. Significant Accounting Policies

A.	Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.